Annual Total Returns (dei_DocumentInformationDocumentAxis)	0 Months Ended
Oct. 01, 2011
(WF WealthBuilder Conservative Allocation Portfolio) | WealthBuilder Conservative Allocation Portfolio
Bar Chart Table:
Annual Return 2001
Annual Return 2002
Annual Return 2003
Annual Return 2004
Annual Return 2005	2.10%
Annual Return 2006	5.96%
Annual Return 2007	6.03%
Annual Return 2008	(13.79%)
Annual Return 2009	16.67%
Annual Return 2010	8.22%
(WF WealthBuilder Equity Portfolio) | WealthBuilder Equity Portfolio
Bar Chart Table:
Annual Return 2001	(16.52%)
Annual Return 2002	(25.28%)
Annual Return 2003	29.37%
Annual Return 2004	12.64%
Annual Return 2005	6.97%
Annual Return 2006	13.60%
Annual Return 2007	5.47%
Annual Return 2008	(42.97%)
Annual Return 2009	32.54%
Annual Return 2010	14.77%
(WF WealthBuilder Growth Allocation Portfolio) | WealthBuilder Growth Allocation Portfolio
Bar Chart Table:
Annual Return 2001
Annual Return 2002
Annual Return 2003
Annual Return 2004
Annual Return 2005	6.88%
Annual Return 2006	12.84%
Annual Return 2007	6.71%
Annual Return 2008	(42.49%)
Annual Return 2009	34.70%
Annual Return 2010	15.25%
(WF WealthBuilder Growth Balanced Portfolio) | WealthBuilder Growth Balanced
Bar Chart Table:
Annual Return 2001	(7.09%)
Annual Return 2002	(17.48%)
Annual Return 2003	24.26%
Annual Return 2004	9.68%
Annual Return 2005	4.73%
Annual Return 2006	12.36%
Annual Return 2007	6.67%
Annual Return 2008	(37.83%)
Annual Return 2009	32.22%
Annual Return 2010	13.89%
(WF WealthBuilder Moderate Balanced Portfolio) | WealthBuilder Moderate Balanced Portfolio
Bar Chart Table:
Annual Return 2001
Annual Return 2002
Annual Return 2003
Annual Return 2004
Annual Return 2005	3.70%
Annual Return 2006	8.71%
Annual Return 2007	6.34%
Annual Return 2008	(25.25%)
Annual Return 2009	23.56%
Annual Return 2010	10.73%
(WF WealthBuilder Tactical Equity Portfolio) | WealthBuilder Tactical Equity Portfolio
Bar Chart Table:
Annual Return 2001	(15.85%)
Annual Return 2002	(25.42%)
Annual Return 2003	31.36%
Annual Return 2004	17.51%
Annual Return 2005	8.54%
Annual Return 2006	18.82%
Annual Return 2007	7.89%
Annual Return 2008	(45.15%)
Annual Return 2009	32.47%
Annual Return 2010	15.95%